Principal Activities and Reorganization - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Principal Activities And Reorganization [Line Items]
Date of incorporation	Sep. 06, 2016
Variable Interest Entity Primary Beneficiary
Principal Activities And Reorganization [Line Items]
Inter-company revenues	¥ 0	¥ 0	¥ 0
Proceeds from advances from consolidated entities	117,000,000	0	129,664,000
Repayment of advances to consolidated entities	42,000,000	0	¥ 36,664,000
Amount due to related party debt	¥ 168,000,000	¥ 93,000,000
Technology Consulting and Service Agreement
Principal Activities And Reorganization [Line Items]
Term of agreement termination notice period	30 days
Effective Period of Agreement	10 years